Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Opening balance	$ 7,640	$ 3,293
Impact of IFRS 16		(1,102)
Additional provisions recognised	26	5,512
Amounts used during the period	(5,619)	(80)
Exchange differences	35	1
Ending Balance	2,082	7,640
Other Provisions [Member]
Statement Line Items [Line Items]
Opening balance	5,205
Impact of IFRS 16
Additional provisions recognised		5,205
Amounts used during the period	(5,113)
Exchange differences
Ending Balance	92	5,205
Make Good [Member]
Statement Line Items [Line Items]
Opening balance	2,435	2,208
Impact of IFRS 16
Additional provisions recognised	26	307
Amounts used during the period	(506)	(64)
Exchange differences	35	(16)
Ending Balance	1,990	2,435
Lease Contributions Provision [Member]
Statement Line Items [Line Items]
Opening balance		1,085
Impact of IFRS 16		(1,102)
Additional provisions recognised
Amounts used during the period
Exchange differences		17
Ending Balance